Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure Of Share Based Compaensation Program [Line Items]
Fair value of options granted	$ 0	$ 7.54	$ 11.79
Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted | shares	0.0	38.1
Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	3.9	10.9	5.5
Share-based compensation grant date fair value	$ 9,000,000	$ 9,000,000
Budweiser APAC [Member] | Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted	0.0	69.7
Fair value of options granted		$ 52,000,000
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	0.0	29.7
Share-based compensation grant date fair value		$ 84,000,000
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	0.1	0.2
Share-based compensation grant date fair value	$ 1,000,000	$ 1,000,000
Budweiser APAC [Member] | People bet plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	0.0	0.6
Share-based compensation grant date fair value		$ 2,000,000
Budweiser APAC [Member] | New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	10.0	6.8
Share-based compensation grant date fair value	$ 26,000,000	$ 23,000,000